S000033314 [Member] Average Annual Total Returns		12 Months Ended		60 Months Ended		66 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [2]	Dec. 31, 2024
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	[1],[2],[3]	1.70%	[1],[2],[3]	2.73%	3.64%	[1],[3]
Morningstar® Emerging Markets Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.99%		3.81%			4.35%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.89%		2.81%			3.57%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.12%		2.01%			2.87%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.65%		2.16%			2.77%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar® Emerging Markets Factor Tilt IndexSM to the MSCI Emerging Markets Index. The Fund will continue to compare its performance to the Morningstar® Emerging Markets Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	Reflects no deduction for fees, expenses or taxes.